Related Party Transactions (Tables)	6 Months Ended
Apr. 30, 2025
Related Party Transactions [Abstract]
Schedule of Key Management Personnel for Employment Services	The compensation to key management personnel for services they provide to the Company is as follows:
	Three months ended	Three months ended	Six months ended	Six months ended
	April 30,	April 30,	April 30,	April 30,
	2025	2024	2025	2024

Officers:
Consulting fees	$84,557	$87,586	$168,557	$248,274
Share based compensation	43,973	25,854	117,902	41,555
	$128,530	$113,440	$286,459	$289,829
Directors:
Directors’ fees	$58,127	$50,902	$116,333	$125,525
Share based compensation	69,226	68,669	186,821	85,890
	$127,353	$119,571	$303,154	$211,415

Schedule of Balances with Related Parties	Balances with related parties
	April 30,	October 31,
	2025	2024
Amounts owed to officers	$29,781	$29,498
Amounts owed to directors	19,470	19,464
	$49,251	$48,962